Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Practices
Stock options were eliminated from the mix of awards granted to all of our employees in 2021. The Human Capital and Compensation Committee generally reviews and approves the annual compensation for our NEOs in the first quarter of the applicable fiscal year, and grants our NEOs annual equity awards in March of such fiscal year. We intend to continue to follow this equity award grant timing for future fiscal years.
We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so. We have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation. Further, our equity award accounting complies with U.S. GAAP and is transparently disclosed in our applicable SEC filings.
As noted above, our general approach is to grant equity awards on fixed dates determined in advance, although there are occasions when grants are made on other dates, such as for new hires, mid-year promotions, and other periodic recognition or special incentive events, as well as in connection with acquisitions. All required approvals are obtained in advance of, or on, the actual grant date. Annual equity grants to NEOs are typically approved during the Company-wide performance review period during the first quarter of the applicable fiscal year. The timing of annual equity award grants to NEOs is not coordinated in a manner that intentionally benefits such NEOs.

Award Timing Method
As noted above, our general approach is to grant equity awards on fixed dates determined in advance, although there are occasions when grants are made on other dates, such as for new hires, mid-year promotions, and other periodic recognition or special incentive events, as well as in connection with acquisitions. All required approvals are obtained in advance of, or on, the actual grant date. Annual equity grants to NEOs are typically approved during the Company-wide performance review period during the first quarter of the applicable fiscal year. The timing of annual equity award grants to NEOs is not coordinated in a manner that intentionally benefits such NEOs.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so. We have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation. Further, our equity award accounting complies with U.S. GAAP and is transparently disclosed in our applicable SEC filings.

MNPI Disclosure Timed for Compensation Value	false